RELATED PARTIES AND OTHER RELATIONSHIPS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Related Party Activities

Activities with SuperValu that are included in the Condensed Consolidated Statements of Operations and Comprehensive Loss consisted of the following (in millions):

	40 weeks ended
	December 2, 2017	December 3, 2016
Supply agreements included in Cost of sales	$1,287.9	$1,353.9
Selling and administrative expenses	96.5	123.9

Total	$1,384.4	$1,477.8

Related party activities with SuperValu that are included in the Consolidated Statements of Operations and Comprehensive Loss consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Supply agreements included in Cost of sales	$1,749.1	$1,496.6	$1,359.4
Selling and administrative expenses	157.1	190.6	215.2

Total	$1,906.2	$1,687.2	$1,574.6